Related-Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Party-In-Interest Transactions
6.
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS

Certain Plan investments are in the Common Stock of PSEG. Since PSEG is the parent of ServCo, the Plan Sponsor, these transactions qualify as party-in-interest transactions. Certain administrative functions are performed by the officers and employees of ServCo (who may also be Participants in the Plan) at no cost to the Plan.

As of December 31, 2025 and 2024, the Master Trust held approximately 161,612 and 157,068 shares, respectively, of PSEG Common Stock, with a market value per share of $80.30 and $84.49, respectively.

For the year ended December 31, 2025, the Master Trust recorded dividend income of approximately $407,794 from PSEG Common Stock.

These transactions are not deemed prohibited party-in-interest transactions, because they are covered by statutory or administrative exemptions from ERISA’s rules on prohibited transactions.